Organization	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization

1.	Organization

We conduct our operations in three business segments:

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Health Care consists of medical, pharmacy benefit management services, dental, behavioral health and vision plans offered on both an Insured basis (where we assume all or a majority of the risk for medical and dental care costs) and an employer-funded basis (where the plan sponsor under an administrative services contract (“ASC”) assumes all or a majority of this risk) and emerging business products and services, such as Accountable Care Solutions, that complement and enhance our medical products. We also offer Medicare and Medicaid products and services and other medical products, such as medical management and data analytics services, medical stop loss insurance, workers’ compensation administrative services and products that provide access to our provider networks in select geographies.

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Group Insurance primarily includes group life insurance and group disability products. Group life insurance products are offered on an Insured basis. Group disability products are offered to employers on both an Insured and an ASC basis. Group Insurance also includes long-term care products that were offered primarily on an Insured basis. We no longer solicit or accept new long-term care customers.

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Large Case Pensions manages a variety of retirement products (including pension and annuity products) primarily for tax-qualified pension plans. These products provide a variety of funding and benefit payment distribution options and other services. Large Case Pensions also includes certain discontinued products (refer to Note 21 beginning on page 146 for additional information).

Our three business segments are distinct businesses that offer different products and services. Our Chief Executive Officer evaluates financial performance and makes resource allocation decisions at these segment levels. The accounting policies of the segments are the same as those described in the summary of significant accounting policies in Note 2, below. We evaluate the performance of these business segments based on operating earnings (net income or loss attributable to Aetna, excluding net realized capital gains or losses and other items, if any). Refer to Note 20 beginning on page 143 for segment financial information.

On May 7, 2013 (the “Coventry Acquisition Date”), we completed the acquisition of Coventry Health Care, Inc. (“Coventry”) in a transaction valued at approximately $8.7 billion, including the fair value of Coventry’s outstanding debt. Refer to Note 3 beginning on page 99 for additional information.